Commitments and Contingencies	3 Months Ended
Mar. 31, 2012
Commitments and Contingencies

9. Commitments and Contingencies

Legal

We are involved, from time to time, in various legal proceedings arising in the ordinary course of business. While the ultimate results of these proceedings cannot be predicted with certainty, our management believes that these claims will not have a material adverse effect on our financial position or results of operations.

Environmental Compliance

As of March 31, 2012 and December 31, 2011, our environmental liabilities were $0.7 million and $0.8 million, which represent our best estimate of the liabilities as of those dates related to our Eastern Midstream and Midcontinent Midstream businesses and our Coal and Natural Resource Management business. We have reclamation bonding requirements with respect to certain unleased and inactive properties. Given the uncertainty of when a reclamation area will meet regulatory standards, a change in this estimate could occur in the future.

Mine Health and Safety Laws

There are numerous mine health and safety laws and regulations applicable to the coal mining industry. However, since we do not operate any mines and do not employ any coal miners, we are not subject to such laws and regulations. Accordingly, we have not accrued any related liabilities.

Customer Credit Risk

For the three months ended March 31, 2012, four of our Midcontinent Midstream segment customers accounted for $105.2 million, or an aggregate of 43% of our total consolidated revenues. At March 31, 2012, 36% of our consolidated accounts receivable related to these customers.